Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 37,032	$ 37,823
Prepaid expenses and other current assets	1,628	1,035
Total current assets	53,315	52,278
Non-current assets:
Property, plant and equipment, net	902,742	203,018
Intangible assets, net	45,265	28,642
Deferred tax assets	411
Other assets	1,741	5,011
Total non-current assets	950,159	236,671
Total assets	1,003,474	288,949
Current liabilities:
Taxes payable	2,286	385
Accrued liabilities	7,185	4,945
Current portion of long-term debt	424	20,339
Unearned revenue	1,221	278
Other current liabilities	2,119	500
Total current liabilities	14,410	27,100
Non-current liabilities:
Long-term debt, net of debt issuance costs	380,815	108,343
Other long-term liabilities	183	2,759
Total non-current liabilities	380,998	111,102
Total liabilities	395,408	138,202
Commitments and contingencies (Note 13)
Member's equity		150,747
Retained earnings	3,349
Total shareholders' equity attributable to LandBridge Company LLC	436,012
Noncontrolling interest	172,054
Total shareholders' and member's equity	608,066	150,747
Total liabilities and equity	1,003,474	288,949
Class A Shares
Non-current liabilities:
Class A shares, unlimited shares authorized and 23,255,419 shares issued and outstanding as of December 31, 2024. None authorized, issued or outstanding as of December 31, 2023.	432,663
Related Party
Current assets:
Accounts receivable, net	2,111	1,037
Current liabilities:
Accounts payable	686	453
Nonrelated Party
Current assets:
Accounts receivable, net	12,544	12,383
Current liabilities:
Accounts payable	$ 489	$ 200